Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Customers and agents, less allowances of $21,337 and $24,455, respectively	$ 21,337	$ 24,455
Other, less allowances of $2,200 and $1,361, respectively	2,200	1,361
Investments
Customer lists, net of accumulated amortization of $96,597 and $96,153, respectively	96,597	96,153
U.S. Cellular shareholders' equity
Shares authorized	190,000	190,000
Shares issued	88,074	88,074
Shares outstanding	84,557	85,547
Par value	88,074	88,074
Treasury shares	3,517	2,527
Common Shares
U.S. Cellular shareholders' equity
Shares authorized	140,000	140,000
Shares issued	55,068	55,068
Shares outstanding	51,551	52,541
Par value per share	$ 1.00	$ 1.00
Par value	55,068	55,068
Treasury shares	3,517	2,527
Series A Common Shares
U.S. Cellular shareholders' equity
Shares authorized	50,000	50,000
Shares issued	33,006	33,006
Shares outstanding	33,006	33,006
Par value per share	$ 1.00	$ 1.00
Par value	$ 33,006	$ 33,006